Inv Adv | Spartan 500 Index Fund
Supplement to the
Spartan® 500 Index Fund
Investor Class and Fidelity Advantage Class
April 29, 2011
Prospectus
Effective February 1, 2012, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.025%	0.025%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.075%	0.045%
Total annual operating expenses	0.10%	0.07%
Fee waiver and/or expense reimbursementA	0.005%	0.01%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.095%	0.06%
A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.095% and 0.06%, respectively. These arrangements will remain in effect through April 30, 2013.
Effective February 1, 2012, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 4.

	Investor Class	Fidelity Advantage Class
1 year	$ 10	$ 6
3 years	$ 32	$ 21
5 years	$ 56	$ 38
10 years	$ 128	$ 89
The following supplements similar information found under the heading "Principal Investment Risks" in the "Fund Summary" section on page 4.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the index.